Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (8,879)	$ (19,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense (income)	273	(40)
Restricted stock compensation expense	4	98
Depreciation expense	212	444
Amortization of Right of Use Asset	1,577	0
Warrant liability fair value adjustment	(17,493)	(19,706)
Non-cash interest income	(11)	(1)
Equitization of expenses	1,474	0
Loss on issuance of financial instrument	1,715	402
Interest expense accrued related to convertible notes	74	7,572
Debt discount amortization	4,467	2,826
Loss on debt settlements	0	1,123
Changes in assets and liabilities:
Prepaid expenses and other assets	(367)	(218)
Accounts receivable	497	(293)
Inventory	204	385
Accounts payable and accrued expenses	(4,791)	8,163
Deferred revenue	(479)	3,503
Interest payments on financing lease	(3)	0
Operating lease liability	(1,537)	0
Other non-current liabilities	(627)	232
Net cash used in operating activities	(23,690)	(14,732)
Cash flows from investing activities:
Purchase of property, plant and equipment	(24)	(76)
Net cash used in investing activities	(24)	(76)
Cash flows from financing activities:
Repayment of convertible note debt	0	(4,870)
Net proceeds from the issuance of debt	3,719	0
Principal payments of financing leases	(39)	0
Net proceeds from convertible note debt financing	0	5,664
Net proceeds from sale of stock	0	10,917
Net proceeds from exercise of warrants	0	520
Net cash provided by financing activities	30,305	13,236
Foreign currency effects on cash, cash equivalents and restricted cash	14	(174)
Net increase (decrease) in cash, cash equivalents and restricted cash	6,605	(1,746)
Cash, cash equivalents and restricted cash:
Beginning of period	3,578	5,324
End of period	10,183	3,578
Supplemental non-cash activities:
Fair value of warrants issued	20,844	28,539
Reclassification of Series D Warrants from liability to equity	0	4,210
Equitization of debt, interest and expenses into July 2019 Private Placement	12,572	0
Adoption of ASC 842 lease standard	1,652	0
Right of use assets obtained in exchange for lease obligations	874	0
Financing of insurance	548	0
Series E and E-1 Preferred Stock and Warrants [member]
Cash flows from financing activities:
Net proceeds from the sale of Series E and E-1 Preferred Stock and warrants	26,475	0
Series D Preferred Stock [Member]
Cash flows from financing activities:
Net proceeds from sale of Series D preferred shares	$ 150	$ 1,005